Equity Method Investment (Details 1) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment
Equity income (loss) on investments	(18)	(333)
Online Game Revolution Fund No. 1
Equity Method Investment
Equity income (loss) on investments	(18)	(51)
Gravity EU SAS
Equity Method Investment
Equity income (loss) on investments		(257)
Ingamba LLC
Equity Method Investment
Equity income (loss) on investments		(25)	(134)	13